Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
At 1 January	$ 39	$ 58	$ 89
Additions	92	8	74
Share of after tax losses	(64)	(27)	(116)
Exchange and other adjustments	2		11
At 31 December	$ 69	$ 39	$ 58